Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization, Net	$ 4,903	$ 4,903
Accumulated amortization	(4,903)	(4,902)
Total intangible assets, net	0	1
Amortization charge for the year to December 31,	1	2
Patents
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization, Net	2,281	2,281
Accumulated amortization	(2,281)	(2,281)
License Agreements
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization, Net	1,699	1,699
Accumulated amortization	(1,699)	(1,698)
Other Intangibles
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization, Net	923	923
Accumulated amortization	(923)	(923)
Total Intangible Assets Subject to Amortization, Net
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization, Net	$ 0	$ 1